Other Payables (Tables)	12 Months Ended
Dec. 31, 2020
Other Payables [Abstract]
Schedule of other payables
	December 31,
	2019	2020
	Thousands USD	Thousands USD
Accrued expenses	406	1,635
Contract liabilities	991	968
Lease liability	1,055	1,148
Employees and related liabilities	616	1,230
Government authorities	249	659
Current maturities in respect of government grants	231	226
Others	27	44
	3,575	5,910